Segments (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segments (Textual) [Abstract]
Segment operating earnings		$ 35,224	$ 28,378	$ 29,540
Insurance recovery for property damage - casualties		1,769	6,067
Gain on sale-leaseback	10,300	10,334
Segments (Additional Textual) [Abstract]
Number reportable segments		2
EMS [Member]
Segments (Textual) [Abstract]
Segment operating earnings		9,096	7,022	(1,813)
EMS [Member] | Flood [Member]
Segments (Textual) [Abstract]
Segment operating earnings		9,096
Insurance recovery for property damage - casualties		1,769
EMS [Member] | Fire [Member]
Segments (Textual) [Abstract]
Segment operating earnings			7,022
Insurance recovery for property damage - casualties			6,067
Components and Sensors segment [Member]
Segments (Textual) [Abstract]
Segment operating earnings		26,128	21,356	31,353
Gain on sale-leaseback		$ 10,334